EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Calculated Earnings per Share
	Year ended December 31,
	2012	2011	2010

Numerator:
Net income	$15,651	$7,942	$13,643

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	27,981,243	26,681,749	25,281,651

Dilutive effect: stock options and RSUs	861,165	1,319,679	828,481

Total weighted average number of shares used in computing diluted net earnings per share	28,842,408	28,001,428	26,110,132

Basic net income per share	$0.56	$0.30	$0.54
Diluted net income per share	$0.54	$0.28	$0.52

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	Year ended December 31,
	2012	2011	2010

Options to purchase Ordinary Shares and RSUs	--	--	538,623